Income Taxes (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 93,001	$ 60,939	$ 58,106	$ 46,371
Less valuation allowance	(93,001)	(60,939)	(58,106)	0
Net deferred tax asset	$ 0	$ 0	$ 0	$ 46,371